Information on staff and remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of staff salaries

DKK thousand	2020	2019	2018

Total staff costs can be specified as follows:
Wages and salaries	337,295	175,104	141,661
Share based payment costs	30,485	14,764	17,474
Pension schemes (defined contribution plans)	16,716	13,430	11,065
Other payroll and staff-related costs	37,241	14,932	9,783
Total	421,737	218,230	179,983
The amount is charged as:
Research and development expenses	204,210	178,089	153,601
Sale and marketing expenses	130,568	0	0
Administrative expenses	78,639	40,141	26,382
Cost of goods sold	3,713	0	0
Inventory	4,607	0	0
Total	421,737	218,230	179,983
Average number of employees	297	173	146

	2020			2019			2018
	Base	Committee	Total	Base	Committee	Total	Base	Committee	Total
DKK thousand	board fee	Fees	fees	board fee	Fees	fees	board fee	Fees	fees

Remuneration to the Board of Directors
Martin Nicklasson	750	100	850	750	100	850	650	100	750
Kirsten Drejer[1]	500	0	500	467	0	467	200	0	200
Alain Munoz	400	50	450	400	50	450	300	50	350
Michael Owen	400	50	450	400	50	450	300	50	350
Bernadette Mary Connaughton	400	33	433	267	0	267	0	0	0
Jeffrey Berkowitz	400	50	450	267	33	300	0	0	0
Leonard Kruimer	400	150	550	267	100	367	0	0	0
Jens Peter Stenvang²	400	0	400	400	0	400	300	0	300
Gertrud Koefoed Rasmussen²	267	0	267	0	0	0	0	0	0
Frederik Barfoed Beck²	267	0	267	0	0	0	0	0	0
Iben Louise Gjelstrup²	267	0	267	0	0	0	0	0	0
Hanne Heidenheim Bak²	133	0	133	400	0	400	300	0	300
Rosemary Crane⁴	0	0	0	133	17	150	333	50	383
Catherine Moukheibir⁴	0	0	0	133	50	183	300	150	450
Helle Haxgart², ³	0	0	0	0	0	0	100	0	100
Total	4,584	433	5,017	3,884	400	4,284	2,783	400	3,183

1  Kirsten Drejer was appointed vice chairman at the General Meeting on April 4 in 2019.

2  Employee-elected board members; the table only includes remuneration for board work.

3  This board member resigned from the Board in 2018.

4  These board members resigned from the Board in 2019.

5  These board members resigned from the Board in 2020.

The disclosed remuneration for board members excludes minor mandatory social security costs paid by the company. It also excludes reimbursed expenses incurred in connection with board meetings, such as travel and accomodation.

Schedule of components of staff salaries and remuneration

				Other	Share based
			Pension	short term	compensation
DKK thousand	Base salary	Bonus	contribution	benefits	expenses	Total
2020
Remuneration to the Executive Management
Emmanuel Dulac[1]	4,950	3,267	990	699	2,534	12,440
Adam Sinding Steensberg²	2,967	1,266	593	282	2,281	7,389
Matthew Donald Dallas[3]	2,721	1,191	36	15	1,707	5,670
Total	10,638	5,724	1,619	996	6,522	25,499
Total Other Corporate Management[5]	6,386	2,739	313	286	3,423	13,147
Total	17,024	8,463	1,932	1,282	9,945	38,646

2019
Remuneration to the Executive Management
Emmanuel Dulac[1]	3,100	9,072	620	855	832	14,479
Adam Sinding Steensberg²	2,807	1,032	505	269	2,304	6,917
Matthew Donald Dallas[3]	588	534	0	5	82	1,209
Britt Meelby Jensen[4]	1,745	419	175	60	0	2,399
Mats Blom[4]	655	248	66	61	1,677	2,707
Total	8,895	11,305	1,366	1,250	4,895	27,711
Total other Corporate Management[5]	6,559	2,580	389	46	1,972	11,546
Total	15,454	13,885	1,755	1,296	6,867	39,257

2018
Remuneration to the Executive Management
Britt Meelby Jensen	4,189	2,513	419	320	0	7,441
Mats Blom	2,621	1,031	262	273	1,888	6,075
Total	6,810	3,544	681	593	1,888	13,516
Total Other Corporate Management[5]	6,689	2,653	604	1,035	4,471	15,452
Total	13,499	6,197	1,285	1,628	6,359	28,968

¹ Emmanuel Dulac was appointed as CEO at April 25, 2019.

² Former Interim CEO Adam Sinding Steensberg was appointed EVP, R&D and CMO at April 25, 2019.

³ Matthew Donald Dallas was appointed CFO at October 10, 2019.

⁴ Former CEO Britt Meelby Jensen and former CFO Mats Blom resigned from Zealand at February 28, 2019 and March 28, 2019, respectively.

⁵ Other Corporate Management in 2020 comprised three members (2019: three and 2018: four.)

Schedule of number of share warrants and exercise price

	The employee
	Incentive programs of
Warrant programs existing during the period	2020	2015	2010
Maximum years of options granted	10 years	5 years	5 years
Method of settlement		equity- settled
2020
Outstanding at the beginning of the period	0	1,647,788	42,359
Granted during the period	63,217	631,288	0
Forfeited during the period	0	(53,747)	0
Exercised during the period	0	(276,409)	(42,359)
Expired during the period	0	(40,000)	0
Outstanding at the end of the period	63,217	1,908,920	0
Exercisable at the end of the period	0	301,529	0
Warrants outstanding at the end of the period
Range of exercise prices	216.8	90 - 224.4	101.2 - 127.1
Weighted-average remaining contractual life	9.5	4.9	0
Number held by Executive Management	0	373,409	0
2019
Outstanding at the beginning of the period	0	1,635,000	218,359
Granted during the period	0	641,029	0
Forfeited during the period	0	(314,266)	0
Exercised during the period	0	(313,975)	(176,000)
Expired during the period	0	0	0
Outstanding at the end of the period	0	1,647,788	42,359
Exercisable at the end of the period	0	300,725	42,359
Warrants outstanding at the end of the period
Range of exercise prices	0	90 - 142.5	101.2 - 127.1

Weighted-average remaining contractual life	0	2.3	0.3
Number held by Executive Management	0	372,171	0

Warrants exercised during the period	2020	2019
Weighted-average share price at the date of exercise	234.7	160.7
Weighted-average exercise price for expired during the period	101.2	0
Weighted-average exercise price for forfeited during the period	169.2	125.4
Weighted-average exercise price for outstanding at period end	158.5	124.5

Grant year	2020	2020	2019	2019	2018
Type	RSUs	Warrants	PSU	Warrants	Warrants
Term	36 months	Up to 78 months	36 months	Up to 48 months	Up to 36 months

Weighted average	185.9	216.8	127.3	127.0	90.0
share price (DKK)	to 220.5	to 224.4		to 220.0	to 100.8
Exercise price (DKK)	0	224.1	0	127.0	90.0
				to 220.0	to 100.8
Volatility (%)	N/A	44.68	N/A	41.9	42.5
		to 46.45		to 43.5	to 42.6
Risk-free interest rate (%)	N/A	(0.31)	N/A	(0.45)	(0.03)
		to (0.41)		to (0.63)	to 0.05
Exercise period to-from	N/A	Apr'21	N/A	Jun'20	May 21
		to Apr'30		to Dec'24	to Oct'23
No granted	21,602	631,288	22,915	641,029	655,500
Cost price (DKK)	216.8	48.4	138.6	41.9	32.8
	to 224.4	to 95.4		to 69.5	to 37.0

Schedule of value of warrants recognized in the income statement

	2020	2019	2018
Research and development expenses	14,005	12,191	13,919
Sale and Marketing expenses	6,045	0	0
Administrative expenses	10,435	2,573	3,555
Total	30,485	14,764	17,474

Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of shares units granted

No of RSUs	2020	2019

Number of shares
At January 1	0	0
Granted during the year	27,466	0
Vested during the year	0	0
Forfeited during the year	0	0
At December 31	27,466	0

Outstanding Performance Share Units (PSUs) under the LTIP 2019 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of shares units granted

No of PSUs	2020	2019

Number of shares
At January 1	19,765	0
Granted during the year	0	22,915
Vested during the year	0	0
Forfeited during the year	0	(3,150)
At December 31	19,765	19,765